Status of Warrants Outstanding (Detail) (Range Of Exercise Prices 0.75, USD $)	12 Months Ended
Jan. 31, 2012
Range Of Exercise Prices 0.75
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	1,190,000
Weighted Average Remaining Life Years, Outstanding	5 months 16 days
Weighted Average Exercise Price, Outstanding	0.75
Number of Exercisable Warrants	1,190,000
Weighted Average Exercise Price, Exercisable	$ 0.75